SCHEDULE OF MARKETING AND COMMUNICATIONS EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Marketing and communication expenses	$ 329,342	$ 31,251	$ 247,243
Marketing [member]
IfrsStatementLineItems [Line Items]
Marketing and communication expenses		2,279	44,693
Shareholder communications [member]
IfrsStatementLineItems [Line Items]
Marketing and communication expenses	$ 329,342	$ 28,972	$ 202,550